STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Preferred Shares	Ordinary Shares	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained Earnings
Balance at Dec. 31, 2012	$ 38,494	$ 41	$ 16	$ 34,250		$ 4,187
Balance, shares at Dec. 31, 2012		15,958,290	6,707,680
Exercise of options and vested RSU's granted to employees	159		$ 1	$ 158
Exercise of options and vested RSU's granted to employees, shares			311,672
Other comprehensive income (loss)	155				$ 155
Share-based compensation expenses related to options and RSU's granted to employees and non-employees	403			$ 403
Net income	6,635					$ 6,635
Balance at Dec. 31, 2013	45,846	$ 41	$ 17	$ 34,811	$ 155	$ 10,822
Balance, shares at Dec. 31, 2013		15,958,290	7,019,352
Exercise of options and vested RSU's granted to employees	190		$ 1	$ 189
Exercise of options and vested RSU's granted to employees, shares			255,562
Other comprehensive income (loss)	(488)				$ (488)
Share-based compensation expenses related to options and RSU's granted to employees and non-employees	1,573			$ 1,573
Exercise of warrants for preferred shares	$ 7,195	$ 1		7,194
Exercise of warrants for preferred shares, shares		493,360
Conversion of preferred shares		$ (42)	$ 44	(2)
Conversion of preferred shares, shares		(16,451,650)	17,062,438
Issuance of ordinary shares upon public offering, net	$ 88,468		$ 17	88,451
Issuance of ordinary shares upon public offering, net, shares			6,164,000
Tax benefit related to share-based compensation and issuance expenses	2,270			$ 2,270
Net income	9,954					$ 9,954
Balance at Dec. 31, 2014	155,008		$ 79	$ 134,486	$ (333)	$ 20,776
Balance, shares at Dec. 31, 2014			30,501,352
Exercise of options and vested RSU's granted to employees	$ 1,824		$ 5	$ 1,819
Exercise of options and vested RSU's granted to employees, shares	1,855,773		1,888,487
Other comprehensive income (loss)	$ 240				$ 240
Share-based compensation expenses related to options and RSU's granted to employees and non-employees	7,049			$ 7,049
Issuance of ordinary shares upon public offering, net	52,575		$ 2	52,573
Issuance of ordinary shares upon public offering, net, shares			900,000
Tax benefit related to share-based compensation and issuance expenses	4,180			$ 4,180
Net income	25,794					$ 25,794
Balance at Dec. 31, 2015	$ 246,670		$ 86	$ 200,107	$ (93)	$ 46,570
Balance, shares at Dec. 31, 2015			33,289,839